(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
(Loss)/Earnings Per Share
	Fiscal Year Ended December 31,
	2013	2012	2011
BASIC (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders
- Continuing operations	(268.4)	292.1	540.7
- Discontinued operations	20.5	362.2	340.8

	(247.9)	654.3	881.5

Weighted average number of shares - continuing operations
Shares outstanding - beginning of year	729,536,813	723,735,186	720,796,887
Weighted average number of shares issued	13,069,913	3,724,271	1,579,341

Weighted average number of shares issued at the end of the year	742,606,726	727,459,457	722,376,228

Basic (loss)/earnings per share
- Continuing operations	(0.36)	0.40	0.75
- Discontinued operations *	0.03	0.50	0.47

*	Basic earnings per share from discontinued operations - US dollar

Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $20.5 million (2012: $362.2 million and 2011: $340.8 million) by the weighted average number of ordinary shares in issue in fiscal 2013 of 742,606,726 (fiscal 2012: 727,459,457 and fiscal 2011: 722,376,228).

	Fiscal Year Ended December 31,
	2013	2012	2011
DILUTED (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders
- Continuing operations	(268.4)	292.1	540.7
- Discontinued operations *	20.5	362.2	340.8

	(247.9)	654.3	881.5

Weighted average number of shares – continuing operations
Weighted average number of shares issued at the end of the year	742,606,726	727,459,457	722,376,228
Effect of dilutive securities [1]	—	3,264,493	8,411,270

	742,606,726	730,723,950	730,787,498

Diluted (loss)/earnings per share
- Continuing operations	(0.36)	0.40	0.74
- Discontinued operations *	0.03	0.50	0.47

*	Diluted basic earnings per share from discontinued operations - US dollar